REVENUE (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Oct. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contract with Customer, Liability		$ 2,500
Contract with Customer, Liability, Revenue Recognized		321	$ 239
Deferred Tax Assets, in Process Research and Development		848	$ 278
Deferred revenues, current		1,141		$ 1,318
Deferred revenues, non current		$ 180		$ 306
MSD Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Non-refundable upfront income	$ 2,500
Equity investment	5,000
Total transaction price	2,500
MSD Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Option exercise incurred	$ 347,500